Condensed Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders equity:
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock Class A, par value	$ 0	$ 0	$ 0
Common stock Class A, issued shares	605,176,913	603,269,838	586,720,411
Common stock Class A, outstanding shares	605,176,913	603,269,838	586,720,411
Common stock Class B, par value	$ 0	$ 0	$ 0
Common stock Class B, issued shares	0	0	0
Common stock Class B, outstanding shares	0	0	0
Common Stock Issuable, Shares	1,122,311	1,122,311	1,122,311